INVESTMENTS - Schedule (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INVESTMENTS
Total equity securities with readily determinable fair values	¥ 1,788	$ 259	¥ 2,589
Equity securities without readily determinable fair values:	257		293
Equity-method investments:	1,392		1,452
Investments	1,945		1,965
Accor
INVESTMENTS
Total equity securities with readily determinable fair values	1,701		2,508
Other marketable securities
INVESTMENTS
Total equity securities with readily determinable fair values	87		81
Cjia/Cjia Group
INVESTMENTS
Equity securities without readily determinable fair values:	138		168
Available-for-sale debt securities:	296		220
OYO
INVESTMENTS
Equity securities without readily determinable fair values:	54		54
Other equity securities without readily determinable fair values
INVESTMENTS
Equity securities without readily determinable fair values:	65		71
AAPC LUB
INVESTMENTS
Equity-method investments:	494		525
Hotel related funds
INVESTMENTS
Equity-method investments:	443		488
China Hospitality JV
INVESTMENTS
Equity-method investments:	67		99
Zleep
INVESTMENTS
Equity-method investments:	70		68
Commerz Real Institute
INVESTMENTS
Equity-method investments:	80		85
Other investments
INVESTMENTS
Equity-method investments:	¥ 238		¥ 187